AMG FUNDS III

AMG MANAGERS SPECIAL EQUITY FUND

Supplement to Prospectuses dated April 28, 2014

Multiple Classes - Supplemental Information

Multiple Class Information

AMG Managers Special Equity Fund (the "Fund") currently offers Service Class shares and Institutional Class shares. In addition to the classes of shares of the Fund currently being offered, the Fund may from time to time issue R Shares.

Each class of shares may be subject to different distribution and shareholder servicing arrangements, which may result in differences in the expenses borne by the shareholders of each class and the returns realized by such shareholders. In addition, each class of shares of the Fund is subject to a different minimum initial investment requirement, as described in greater detail below.

R Shares are available for purchase exclusively through financial intermediaries and are also subject to a Distribution and Service Plan (12b-1 Plan) adopted by the Board of Trustees of AMG Funds III (the "Trust").

As a result of these differences in the distribution and servicing arrangements, R Shares can be expected to bear higher expenses than Service Class and Institutional Class shares and to experience lower returns. In all other material respects, the shares of each class are the same, representing a proportional interest in the Fund.

Performance

Because R Shares of the Fund have not commenced operations, the class has no performance history.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

R Shares
Management Fee	0.90%
Distribution (12b-1) Fees	0.50%
Other Expenses	0.35%
Acquired Fund Fees and Expenses	None
Total Annual Fund Operating Expenses	1.75%

Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
R Shares	$164	$537	$936	$2,051

The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.